Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Sale of goods	$ 3,180,565	$ 2,193,791	$ 1,616,612